Goldman Sachs Government Fund Series II Annual Fund Operating Expenses - Institutional Shares [Member] - Goldman Sachs Government Fund Series II	Nov. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 19, 2027
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		[1]
Other Expenses (as a percentage of Assets):	0.03%	[1],[2]
Expenses (as a percentage of Assets)	0.17%	[1]
Fee Waiver or Reimbursement	(0.01%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.16%	[1]

[1]	The Fund invests in securities through an underlying master fund, Goldman Sachs Central Government Fund (the “Master Fund”). This table reflects the direct expenses of the Fund and its share of expenses of the Master Fund.
[2]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 19, 2027, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.